Acquisition of Entities under Common Control (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	May 31, 2017	May 31, 2017	Jan. 31, 2017	Aug. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Total revenues					$ 755,763	$ 431,178	$ 550,543
Net (loss) income					(52,548)	(58,023)	67,823
Proceeds from issuance of common stock, net of offering costs (in shares)			2,155,172
Shares issued, price per share (in dollars per share)			$ 2.32
Cash from investing activities					4,492	(78,780)	(21,824)
Cash from financing activities					$ 3,448	178,466	290,853
Entities Under Common Control
Business Acquisition [Line Items]
Net (loss) income						1,304	4,968
Teekay Tanker Operations Ltd
Business Acquisition [Line Items]
Shares issued, price per share (in dollars per share)	$ 1.88	$ 1.88
Teekay Tanker Operations Ltd | Entities Under Common Control
Business Acquisition [Line Items]
Percentage of voting interests acquired	50.00%	50.00%
Total revenues						8,600	23,600
Net (loss) income						$ 1,300	5,000
Percentage of assets, liabilities and results of business acquired	100.00%	100.00%
Teekay Tanker Operations Ltd | Entities Under Common Control | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition				$ 6,700
Teekay Tanker Operations Ltd | Class B
Business Acquisition [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)		13,775,224
Purchase price consideration	$ 25,900	$ 25,900
Teekay Corporation | Teekay Tanker Operations Ltd | Entities Under Common Control
Business Acquisition [Line Items]
Percentage of voting interests acquired				50.00%		50.00%
Purchase price of acquisition	39,000			$ 23,700
Net assets acquired	13,300	$ 13,300
Return of capital from equity-accounted for investments	25,700
Cash from investing activities							15,000
Cash from financing activities							$ 15,000
Teekay Corporation | Teekay Tanker Operations Ltd | Entities Under Common Control | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13,100
Teekay Corporation | Teekay Tanker Operations Ltd | Class B | Entities Under Common Control
Business Acquisition [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)	13,800,000			4,220,945
Shares issued, price per share (in dollars per share)				$ 4.03
Aggregate amount of shares issued at market price				$ 17,000
Teekay Corporation | Estimate of Fair Value Measurement | Teekay Tanker Operations Ltd | Class B | Entities Under Common Control
Business Acquisition [Line Items]
Purchase price consideration				$ 15,600
Shares issued, price per share (in dollars per share)				$ 3.70
Teekay Tanker Operations Ltd
Business Acquisition [Line Items]
Percentage of voting interests acquired	50.00%	50.00%
Teekay Tanker Operations Ltd | Entities Under Common Control
Business Acquisition [Line Items]
Percentage of voting interests acquired				50.00%